UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.    Name and address of issuer:

           Questar Funds.
           1500 Forest Avenue, Suite 223
           Richmond, Virginia 23229

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

           Excalibur Fund

3.    Investment Company Act File Number:  811-08655

      Securities Act File Number:  333-46323

4.    (a)  (a)  Last day of fiscal year for which this notice is filed:

                                 March 13, 2002

(b)   [ ]       Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

(c)   [X]       Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during the fiscal year
            pursuant to section 24(f):                          0.00
      (ii)  Aggregate price of securities redeemed
            or repurchased during the fiscal year:           $5,622,722
      (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
            Commission:                                         $0.00
      (iv)  Total available redemption credits (add Items 5(ii)
            and 5(iii)]:                                        $5,622,722
      (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Itrem 5(1):               $0.00

      (vi)  Redemption credits available for use in future years
            - if Item 5(i) is less than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:                         $5,622,722
      (vii) Multiplier for determining regiatration fee:         x .000092

      (viii)Registration fee due multiply Item 5(v) by          = $0.00
            Item 5(vii):

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: n/a . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future
      fiscal years, then state that number here:                         n/a.

7.   Interest due - if this Form is being filed more than 90
     days after the end of the issuer's fiscal year:                    + $0

8.    Total of the amount of the registration fee due
      plus any interest due (line 5(viii) plus line 7):                =$0.00

9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:                                  N/A





Method of Delivery:

      [ ] Wire Transfer

      [ ] Mail or other mean

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By    /s/ Franklin A Trice, III

      Franklin A. Trice
      Secretary




Date  April 23, 2002